STOCK-BASED PAYMENT ARRANGEMENTS (Details Narrative) - $ / shares			12 Months Ended
	Jun. 09, 2023	Feb. 26, 2022	Dec. 31, 2025	Dec. 31, 2024	Apr. 14, 2025	May 01, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares, Issued			210,478,000	202,941,000		189,000,000
Weighted average exercise price			$ 1.32	$ 1.09			$ 0.92
Weighted average remaining contractual life			6 years	6 years 7 months 6 days
Restricted share units, granted			40,000	100,000
Weighted average grant date, fair value			$ 4.73	$ 5.28
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description			Each RSU entitles the holder to receive one Common Share upon vesting and may be settled in Common Shares or, at the Company’s discretion, in cash
Restricted share units, granted			20,000,000.0	17,800,000
Weighted average grant date, fair value			$ 4.28	$ 4.26
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock issued and outstanding	15.00%	20.00%
Common Stock, Shares, Issued		35,600,000
Number of shares authorized	70,000,000
2025 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized					50,000,000
Shares available for issuance			38,419,871